Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill and Intangible Assets	GOODWILL AND INTANGIBLE ASSETS:
Goodwill and intangible assets are comprised of the following:

	2022
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$377.2	$55.4	$321.8

Intellectual property	$111.3	$111.3	$—
Other intangible assets	679.3	342.1	337.2
Computer software assets	300.7	291.4	9.3
	$1,091.3	$744.8	$346.5

	2023
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$377.1	$55.4	$321.7

Intellectual property	$111.3	$111.3	$—
Other intangible assets	672.3	371.9	300.4
Computer software assets	310.8	292.9	17.9
	$1,094.4	$776.1	$318.3
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2022		$324.2	$371.5	$10.5	$706.2
Additions		—	—	1.9	1.9
Adjustment to acquisitions through business combination (i)	3	(2.2)	2.7	—	0.5
Amortization		—	(37.0)	(3.1)	(40.1)
Foreign exchange and other		(0.2)	—	—	(0.2)
Balance — December 31, 2022		321.8	337.2	9.3	668.3
Additions		—	—	11.4	11.4
Amortization		—	(36.8)	(2.8)	(39.6)
Foreign exchange and other		(0.1)	—	—	(0.1)
Balance — December 31, 2023		$321.7	$300.4	$17.9	$640.0
(i)    In Q1 2022, we finalized the PCI purchase price allocation. In connection therewith, we adjusted our preliminary purchase price allocation by, among other things, increasing the carrying value of customer intangible assets by $2.7, and decreasing goodwill by $2.2. See note 3.
We review the carrying amounts of goodwill and intangible assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. No triggering events occurred during 2021, 2022 or 2023. However, see note 15(a) below for a description of the accelerated depreciation of specified equipment, and ROU and other assets during such three-year period in connection with our restructuring activities. In addition to an assessment of triggering events during the year, we conduct an Annual Impairment Assessment of CGUs with goodwill in the fourth quarter of each year. We recorded no impairment charges against goodwill or intangible assets as a result of our 2021, 2022 or 2023 Annual Impairment Assessments.
For our Annual Impairment Assessments, we use cash flow projections based primarily on our plan for the following year, our three-year strategic plan, and other financial projections. Our plans, which are primarily based on financial projections submitted by our subsidiaries along with input from our customer teams, are reviewed by various levels of management as part of our annual planning cycle. Our three-year strategic plan and other financial projections were presented to our Board in July 2023. Our plan for 2024 was approved by management and presented to our Board in December 2023.

    Determining the recoverable amount of a CGU is subjective and requires management to exercise significant judgment in estimating, among other things, future revenue, profitability, and discount and terminal growth rates. The assumptions used in our 2023 Annual Impairment Assessment were determined based on past experiences adjusted for expected changes in future conditions. Where applicable, we also engaged independent brokers to obtain market prices to estimate our real property and other asset values. For our 2023 Annual Impairment Assessment, we used cash flow projections over a 5-year period, and applied a perpetual growth rate of 2% thereafter (consistent with long-term inflation guidance).
    Our goodwill balance at December 31, 2023 was $321.7 (December 31, 2022 — $321.8; December 31, 2021 — $324.2). At December 31, 2023, our Capital Equipment CGU goodwill balance consisted of $112.1 of goodwill attributable to our November 2018 acquisition of Impakt and $19.5 attributable to prior acquisitions; our A&D CGU goodwill balance consisted of goodwill of $3.7 attributable to our November 2016 acquisition of Lorenz, Inc. and Suntek Manufacturing Technologies, SA de CV (Karel Manufacturing), and $62.6 attributable to our April 2018 acquisition of Atrenne Integrated Solutions, Inc. (commencing in 2022, our Atrenne CGU was merged into our A&D CGU); and our PCI CGU goodwill balance consisted of goodwill of $123.8 attributable to our November 2021 acquisition of PCI.
During 2022, we merged our Atrenne CGU into our A&D CGU due to a change in the pattern of cash inflows resulting from the following factors: (i) a reallocation of manufacturing equipment and implementation of program transfers among these businesses to better address customer requirements; (ii) the integration of certain business processes; and (iii) the consolidation of their management reporting structures. Given the common customers and site usage of these businesses, we centralized relevant resource allocation between them into a combined A&D CGU, such that core manufacturing assets are shared to generate revenues on an integrated basis and fulfill orders for common customers. As a result, the individual manufacturing sites no longer generate independent cash inflows.
    We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital Equipment CGU	A&D CGU(iii)	Atrenne CGU(iii)	PCI CGU
Annual revenue growth rate	2023 — 12% over 5 year period; 2022 — 9% over 5 year period; 2021 — 10% over 5 year period	2023 — 9% over 5 year period; 2022 — 12% over 5 year period; 2021 — 11% over 5 year period	2023 — N/A(iii); 2022 — N/A(iii); 2021 — 19% over 5 year period	2023 — 11% over 5 year period; 2022 — 11% over 5 year period; 2021 — 9% over 5 year period
Average annual CGU margins over the 5-year period	2023 — above total company margin(i); 2022 — above total company margin(i); 2021 — above total company margin(i)	2023 — similar to total company margin(i); 2022 — slightly above total company margin(i); 2021 — slightly above total company margin(i)	2023 — N/A (iii); 2022 — N/A (iii); 2021 — above total company margin(i)	2023 — above total company margin(i); 2022 — above total company margin(i); 2021 — above total company margin(i)
Discount rate (ii)	2023 — 14%; 2022 — 14%; 2021 — 11%	2023 — 12%; 2022 — 12%; 2021 — 11%	2023 — N/A (iii); 2022 — N/A (iii); 2021 — 10%	2023 — 15%; 2022 — 15%; 2021 — 15%
(i) Total company margin is defined as total segment income as a percentage of total revenue. See note 25.
(ii) For 2023, the pre-tax discount rate by CGU is as follows: Capital Equipment CGU 18%; A&D CGU 15%; and PCI CGU 17%.
(iii)    Commencing in 2022, our Atrenne CGU merged into our A&D CGU, and is no longer a separate CGU. As a result, our 2022 and 2023 Annual Impairment Assessments for our A&D CGU include our Atrenne business.

Future growth in revenue and margins for these CGUs is supported by new business awarded recently, customer forecasts, assumptions for additional future program wins based on our current revenue pipeline, margin improvements based on restructuring actions implemented and external industry outlooks. Assumptions for our 2023 Annual Impairment Assessment for: (i) our Capital Equipment CGU include expected stabilization of market demand in the near term with strong business growth over the long term; (ii) our A&D CGU include expected demand increases in line with industry expectations; and (iii) our PCI CGU include expected benefits from our continued execution of various synergistic programs.

    Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows. Failure to realize the assumed revenues at an appropriate profit margin of a CGU could result in impairment losses in such CGU in future periods.